CASH AND CASH EQUIVALENTS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Opening balance	$ 6,021,864	$ 5,913,040
Cash Flow Borrowings Obtained	167,962	412,077	$ 2,142,439
Cash Flow Borrowings Paid	(596,490)	(520,474)	(723,660)
Cash Flow Commissions paid	(2,328)	(9,113)
Cash Flow Interest paid	(252,583)	(256,216)
Accrued Interest	246,836	264,465
Inflation adjustment	(166,676)	135,319
Changes in fair value	283,261	(58,898)
Non-cash Movements	12,459	141,664
Closing balance	5,714,305	6,021,864	5,913,040
Borrowings from banks [member]
Statement [Line Items]
Opening balance	1,274,260	947,022
Cash Flow Borrowings Obtained	167,962	412,077
Cash Flow Borrowings Paid	(405,567)	(257,551)
Cash Flow Commissions paid	(2,328)	(9,113)
Cash Flow Interest paid	(18,084)	(29,515)
Accrued Interest	16,961	26,174
Inflation adjustment	(45,891)	51,510
Non-cash Movements	4,643	133,656
Closing balance	991,956	1,274,260	947,022
Hedging liabilities [member]
Statement [Line Items]
Opening balance	39,660	134,275
Cash Flow Borrowings Paid	(25,316)	(37,127)
Cash Flow Interest paid	(30,034)	(32,189)
Accrued Interest	29,032	33,613
Changes in fair value	283,261	(58,898)
Non-cash Movements	(287)	(14)
Closing balance	296,316	39,660	134,275
Bonds and promissory notes [member]
Statement [Line Items]
Opening balance	4,707,944	4,831,743
Cash Flow Borrowings Paid	(165,607)	(225,796)
Cash Flow Interest paid	(204,465)	(194,512)
Accrued Interest	200,843	204,678
Inflation adjustment	(120,785)	83,809
Non-cash Movements	8,103	8,022
Closing balance	4,426,033	4,707,944	4,831,743
Lease liabilities (IFRS 16) [member]
Statement [Line Items]
Opening balance	211,755	271,025
Cash Flow Borrowings Paid	(67,895)	(75,233)
Cash Flow Interest paid	(7,811)	(9,428)
Accrued Interest	8,363	10,021
Inflation adjustment	(13,540)	4,394
Increase (decrease) due to new leases liabilities	35,186	16,760
Non-cash Movements	(2,754)	(5,784)
Closing balance	$ 163,304	$ 211,755	$ 271,025